Segment reporting (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Invested assets reallocated to a business division	$ 72,000
Annualized revenues reallocated to a business division	600
Increase / (decrease) in operating profit / (loss) before tax due to restatement		$ (144)
Increase Decrease In Assets Restatement Result		98,400
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		(337)
Increase Decrease In Assets Restatement Result		13,300
Asset Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		14
Investment Bank
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		(28)
Increase Decrease In Assets Restatement Result		28,900
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Annualized costs reallocated to business divisions	300
Increase / (decrease) in operating profit / (loss) before tax due to restatement		154
Increase Decrease In Assets Restatement Result		28,600
Group Items
Disclosure Of Operating Segments [Line Items]
Funding costs reallocated to business divisions	$ 300
Increase / (decrease) in operating profit / (loss) before tax due to restatement		341
Increase Decrease In Assets Restatement Result		$ (169,200)